Total revenues and other income	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Total revenues and other income	Total revenues and other income
Accounting policies
Revenue recognition
Equinor presents Revenue from contracts with
customers and Other revenue as a single caption,
Revenues, in the Consolidated statement of income.
Revenue from contracts with customers
Revenue from the sale of crude oil, natural gas,
petroleum products, power and other merchandise is
recognised when a customer obtains control of those
products, which for tangible products normally is
when title passes at point of delivery, based on the
contractual terms of the agreements. Each such sale
normally represents a single performance obligation.
In the case of natural gas as well as power, which is
delivered on a continuous basis through pipelines and
grid, sales are completed over time in line with the
delivery of the actual physical quantities.
Sales and purchases of physical commodities are
presented on a gross basis as Revenues from
contracts with customers and Purchases [net of
inventory variation] respectively in the Consolidated
statement of income. When the contracts are
deemed financial instruments or part of Equinor’s
trading activities, they are settled and presented on a
net basis as Other revenue. Reference is made to
note 28 Financial instruments and fair value
measurement for a description of accounting policies
regarding derivatives. Sales of Equinor’s own
produced oil and gas volumes are always reflected
gross as Revenue from contracts with customers.
Revenues from the production of oil and gas in which
Equinor shares an interest with other companies are
recognised on the basis of volumes lifted and sold to
customers during the period (the sales method).
Where Equinor has lifted and sold more than the
ownership interest, an accrual is recognised for the
cost of the overlift. Where Equinor has lifted and sold
less than the ownership interest, costs are deferred
for the underlift.
Other revenue
Items that represent a form of revenue, or are
related to revenue from contracts with customers,
are presented as other revenue if they do not meet
the criteria for classification as revenue from
contracts with customers. These other revenue items
include taxes paid in-kind under certain production
sharing agreements (PSAs) and the net impact of
commodity trading and commodity-based derivative
instruments related to sales contracts or revenue-
related risk management.
Transactions with the Norwegian state
Equinor markets and sells the Norwegian state's share of
oil and gas production from the Norwegian continental
shelf (NCS). The Norwegian state's participation in
petroleum activities is organised through the Norwegian
State’s Direct Financial Interests (SDFI). Purchases and
sales of the SDFI's share of crude oil and natural gas
liquids (NGL) production, as well as the majority of the
SDFI’s share of liquefied natural gas (LNG) production,
are presented as purchases [net of inventory variation]
and revenues from contracts with customers,
respectively.
Equinor sells, in its own name, but for the SDFI’s account
and risk, the SDFI’s share of natural gas volumes. These
sales and related expenditures refunded by the SDFI are
presented net in the Consolidated financial statements.
However, if such sales are made in the name of Equinor’s
subsidiaries, the related balance sheet items are
reflected gross in the Consolidated balance sheet.
Accounting judgement related to transactions with the
Norwegian state
Whether to account for the transactions gross or net
involves the use of significant accounting judgement. In
making the judgement, Equinor has considered whether
it controls the SDFI's share of the volumes prior to
onwards sales to third party customers, taking into
account the pricing mechanisms and the flow of benefits
to Equinor and the SDFI. The assessment is also
impacted by the geographical area in which the sale
takes place.
With regard to the sales of crude oil, natural gas liquids
(NGL), and a major part of liquefied natural gas (LNG),
Equinor directs the use of the volumes and, although
certain benefits from the sales subsequently flow to the
SDFI, Equinor purchases the volumes from the SDFI and
obtains substantially all the remaining benefits. On this
basis, Equinor has concluded that it acts as principal in
these sales.
Regarding sales of natural gas, Equinor has concluded
that control of the volumes does not transfer from the
SDFI to Equinor. Although Equinor has been granted the
ability to direct the use of the volumes, all the benefits
from the sales of these volumes flow to the SDFI. On this
basis, Equinor is not considered the principal in these
sales.
Reference is made to note 27 Related parties for more
details regarding transactions performed between
Equinor and SDFI.
Revenues from contracts with customers by
geographical areas
Equinor has business operations in around 30 countries.
When attributing the line-item Revenues from contracts
with customers in 2024 to the country of the legal entity
executing the sale, Norway and the USA accounted for 79%
and 18% respectively (79% and 18% respectively in 2023,
and 84% and 13% respectively in 2022). Revenues from
contracts with customers are mainly reflecting such
revenues from the reporting segment MMP.

Revenues from contracts with customers and other revenues
(in USD million)	Note	2024	2023	2022

Crude oil		58,249	56,861	58,524

Natural gas		22,192	26,386	65,232
- European gas		18,133	23,174	58,239
- North American gas		1,044	1,111	2,884
- Other incl LNG		3,015	2,102	4,109

Refined products		9,242	10,083	11,093
Natural gas liquids		7,751	8,345	9,240
Power1)		1,882	2,223	3,953
Transportation		1,334	1,425	1,470
Other sales1)		649	809	748

Total revenues from contracts with customers		101,298	106,132	150,262

Taxes paid in-kind		300	342	412
Physically settled commodity derivatives		284	1,331	(2,534)
Gain/(loss) on commodity derivatives		180	(1,041)	739
Change in fair value of trading inventory		148	(334)	(194)
Other revenues		292	418	319
Total other revenues		1,204	716	(1,258)

Revenues		102,502	106,848	149,004

Net income/(loss) from equity accounted investments	15	49	(1)	620
Other income	6	1,223	327	1,182

Total revenues and other income		103,774	107,174	150,806
1) As from 2024, the line item Power has been disaggregated from the line item Other sales. 2023 and 2022 figures have been disaggregated accordingly.